PROPERTY AND EQUIPMENT, NET - Depreciation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation [Abstract]
Depreciation expense	$ 404,927	$ 260,682	$ 169,067
Cost of Revenue [Member]
Depreciation [Abstract]
Depreciation expense	261,582	180,140	118,691
Sales and Marketing Expenses [Member]
Depreciation [Abstract]
Depreciation expense	10,733	7,960	4,965
General and Administrative Expenses [Member]
Depreciation [Abstract]
Depreciation expense	117,593	64,187	41,384
Research and Development Expenses [Member]
Depreciation [Abstract]
Depreciation expense	$ 15,019	$ 8,395	$ 4,027